PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.6%
Biotechnology 24.2%
AbbVie, Inc.	398,557	$53,589,974
Apellis Pharmaceuticals, Inc.*	874,631	52,923,922
Arcutis Biotherapeutics, Inc.*(a)	432,531	11,656,710
Argenx SE (Netherlands), ADR*	141,088	53,312,923
Avid Bioservices, Inc.*(a)	239,445	4,123,243
BioMarin Pharmaceutical, Inc.*(a)	400,093	35,688,296
Celldex Therapeutics, Inc.*	379,429	11,534,642
Horizon Therapeutics PLC*	496,932	29,423,344
ImmunoGen, Inc.*	2,212,897	12,856,932
Legend Biotech Corp., ADR*(a)	59,143	2,749,558
Madrigal Pharmaceuticals, Inc.*	115,910	8,359,429
Merus NV (Netherlands)*(a)	156,326	3,701,800
Neurocrine Biosciences, Inc.*	88,885	9,300,037
Recursion Pharmaceuticals, Inc. (Class A Stock)*	159,013	1,671,227
Seagen, Inc.*	154,995	23,914,178
Syndax Pharmaceuticals, Inc.*	573,848	13,548,551
Vertex Pharmaceuticals, Inc.*	237,137	66,815,721
		395,170,487
Health Care Services 1.9%
DaVita, Inc.*	145,796	12,434,941
Oak Street Health, Inc.*(a)	244,611	6,408,808
R1 RCM, Inc.*	552,470	12,071,470
		30,915,219
Health Care Equipment 18.2%
Abbott Laboratories	738,183	75,774,485
Axonics, Inc.*	217,741	15,731,787
CONMED Corp.(a)	215,106	19,051,939
Dexcom, Inc.*(a)	265,900	21,859,639
Envista Holdings Corp.*(a)	647,224	24,005,538
Hologic, Inc.*(a)	282,430	19,080,971
Inspire Medical Systems, Inc.*(a)	20,194	3,866,949
Intuitive Surgical, Inc.*	185,099	38,082,268
Shockwave Medical, Inc.*(a)	115,178	34,191,741
Stryker Corp.	224,738	46,116,238
		297,761,555

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 1.2%
DENTSPLY SIRONA, Inc.	357,475	$11,714,456
Silk Road Medical, Inc.*	189,614	7,552,325
		19,266,781
Health Care Technology 0.8%
Phreesia, Inc.*(a)	502,773	12,901,155
Life Sciences Tools & Services 14.0%
Agilent Technologies, Inc.	196,601	25,214,078
Azenta, Inc.(a)	45,210	2,383,019
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	41,838	20,293,104
Danaher Corp.	299,772	80,911,460
Lonza Group AG (Switzerland)	23,006	12,269,560
QIAGEN NV*	347,789	15,800,054
Repligen Corp.*(a)	65,234	14,310,383
Thermo Fisher Scientific, Inc.	106,083	57,849,182
		229,030,840
Managed Health Care 18.9%
Centene Corp.*	697,652	62,607,290
Humana, Inc.	132,868	64,013,145
UnitedHealth Group, Inc.	349,624	181,570,232
		308,190,667
Pharmaceuticals 20.4%
AstraZeneca PLC (United Kingdom), ADR(a)	619,157	38,623,014
Bristol-Myers Squibb Co.	445,562	30,035,335
Catalent, Inc.*	91,211	8,026,568
Eli Lilly & Co.	365,987	110,246,264
Merck & Co., Inc.	579,451	49,461,937
Novo Nordisk A/S (Denmark), ADR	415,452	44,079,457
Pliant Therapeutics, Inc.*	343,236	6,617,590
Revance Therapeutics, Inc.*(a)	404,021	8,040,018
Zoetis, Inc.	238,970	37,405,974
		332,536,157

Total Common Stocks (cost $1,220,467,318)		1,625,772,861

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Health Care Technology
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 08/31/12)*^(f) (cost $1,800,000)	3,063,048	$306

	Units
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	895,522	—

Total Long-Term Investments (cost $1,222,383,736)		1,625,773,167

	Shares
Short-Term Investments 7.4%
Affiliated Mutual Fund 7.0%
PGIM Institutional Money Market Fund (cost $113,888,628; includes $113,607,364 of cash collateral for securities on loan)(b)(we)	114,011,546	113,943,139
Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,413,154)	6,413,154	6,413,154

Total Short-Term Investments (cost $120,301,782)		120,356,293

TOTAL INVESTMENTS 107.0% (cost $1,342,685,518)		1,746,129,460
Liabilities in excess of other assets (7.0)%		(114,928,236)

Net Assets 100.0%		$1,631,201,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $306 and 0.0% of net assets.

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,251,167; cash collateral of $113,607,364 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,916,418. The aggregate value of $306 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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